Acquisitions, Divestitures and Discontinued Operations, Business Divestitures (Details) € in Millions, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 29, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 23, 2016 USD ($)	Jun. 24, 2016 USD ($)	Mar. 25, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 01, 2017 USD ($)	Mar. 01, 2017 EUR (€)	Feb. 24, 2017 USD ($)	Feb. 23, 2017 USD ($)	Jul. 27, 2015 USD ($)	May 29, 2015 USD ($)	May 29, 2015 EUR (€)	Apr. 24, 2015 USD ($)
Business Divestiture [Abstract]
(Loss) gain related to business divestitures									$ 0	$ 0	$ (31)
Proceeds received											358
Net sales											209
Net sales	$ 2,574	$ 2,293	$ 2,385	$ 2,321	$ 2,643	$ 2,184	$ 2,318	$ 2,065	9,573	9,210	9,231
Income from continuing operations before income taxes									871	804	639
Income (Loss) from Continuing Operations [Member]
Business Divestiture [Abstract]
(Loss) gain related to business divestitures									(4)
Proceeds received									25
Net sales									10
Discontinued Operations [Member]
Business Divestiture [Abstract]
Net sales									10	59	259
Income from continuing operations before income taxes									2	$ 8	8
Aviation Jet Services Divestiture [Member]
Business Divestiture [Abstract]
(Loss) gain related to business divestitures									(5)
Proceeds received									1
Net sales									1
Sale of business, sale price												$ 1	€ 1
Coleman Divestiture [Member]
Business Divestiture [Abstract]
(Loss) gain related to business divestitures									(3)
Proceeds received									17
Net sales									9
Sale of business, sale price														$ 15
Display Product Line Divestiture [Member]
Business Divestiture [Abstract]
(Loss) gain related to business divestitures									4
Proceeds received									7
Net sales									$ 0
Sale of business, sale price															$ 7
MSI Divestiture [Member]
Business Divestiture [Abstract]
(Loss) gain related to business divestitures											(17)
Proceeds received											318
Net sales											185
Sale of business, sale price																	$ 318	€ 295
Estimated employee pension related liabilities | €																		€ 60
BSI Divestiture [Member]
Business Divestiture [Abstract]
(Loss) gain related to business divestitures											(4)
Proceeds received											26
Net sales											7
Sale of business, sale price																			$ 26
Tinsley Product Line Divestiture [Member]
Business Divestiture [Abstract]
(Loss) gain related to business divestitures											(8)
Proceeds received											4
Net sales											9
Sale of business, sale price																$ 4
Klein Divestiture [Member]
Business Divestiture [Abstract]
(Loss) gain related to business divestitures											(2)
Proceeds received											10
Net sales											8
Sale of business, sale price											$ 10